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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, TX 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker
Title:   Member of WS Capital, LLC, General Partner of WS Capital Management,
         L.P.
Phone:   214-756-6056

Signature, Place, and Date of Signing:

   /s/ Reid S. Walker       Dallas, TX      May 15, 2012
------------------------  ----------------  -------------
     [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-
       -----------------       -------------------------

    [Repeat as necessary.]

                                   FORM 13F

              SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $381,689
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

           28-
              -----------------         --------------------

    [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2        COLUMN 3     COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                       --------------- --------------- -------- ---------------- ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                  TITLE OF                      VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                     CLASS           CUSIP       [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                 --------------- --------------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACCRETIVE HEALTH INC COM STK   COM                   00438V103   1,358    68000 SH          SOLE               68000   0     0
AIXTRON SE ADR                 SPONSORED ADR         009606104   4,419   255000 SH          SOLE              255000   0     0
AMERIS BANCORP COM STK         COM                   03076K108   5,782   440000 SH          SOLE              440000   0     0
ANADARKO PETE CORP COM STK     COM                   032511107  11,751   150000 SH          SOLE              150000   0     0
ANAREN INC COM STK             COM                   032744104   4,680   255024 SH          SOLE              255024   0     0
APPROACH RESOURCES I INC COM   COM                   03834A103   4,804   130000 SH          SOLE              130000   0     0
Anheuser-Busch Inbev SA Spons  SPONSORED ADR         03524A108   7,272   100000 SH          SOLE              100000   0     0
BRINKS CO COM                  COM                   109696104  14,441   605000 SH          SOLE              605000   0     0
CAREFUSION CP                  COM                   14170T101  12,576   485000 SH          SOLE              485000   0     0
CINEMARK HOLDINGS IN C         COM                   17243V102  11,963   545000 SH          SOLE              545000   0     0
CITIZENS REP BANCORP INC COM   COM                   174420307   4,839   310000 SH          SOLE              310000   0     0
COTT CORPORATION CAD NPV
 COM                           COM                   22163N106  20,759  3150000 SH          SOLE             3150000   0     0
CROWN HOLDINGS INC COM STK     COM                   228368106  19,520   530000 SH          SOLE              530000   0     0
EBIX INC COM STK               COM                   278715206  10,769   456000 SH          SOLE              456000   0     0
FIRST CALIFORNIA FINANCIAL
 GRP                           COM                   319395109   7,288  1250000 SH          SOLE             1250000   0     0
GAYLORD ENTMT CO NEW COM
 STK                           COM                   367905106   3,234   105000 SH          SOLE              105000   0     0
GEO GROUP INC                  COM                   36159R103   5,038   265000 SH          SOLE              265000   0     0
HERTZ GLOBAL HOLDING           COM                   42805T105  32,035  2130000 SH          SOLE             2130000   0     0
HFF INC COM                    COM                   40418F108  10,706   650000 SH          SOLE              650000   0     0
HILLTOP HLDGS INC COM STK      COM                   432748101   5,034   600000 SH          SOLE              600000   0     0
HOLLYFRONTIER CORP COM STK     COM                   436106108  19,129   595000 SH          SOLE              595000   0     0
ISHARES INC MSCI HONG KONG
 IND                           MSCI HONG KONG        464286871   2,093   120000 SH          SOLE              120000   0     0
ITT EDUCATIONAL SERVICES INC   COM                   45068B109     529     8000 SH          SOLE                8000   0     0
JACK IN THE BOX COM STK        COM                   466367109   1,558    65000 SH          SOLE               65000   0     0
MARATHON PETROLEUM CORP
 COM ST                        COM                   56585A102  19,078   440000 SH          SOLE              440000   0     0
NCR CORP COM STK               COM                   62886E108  16,065   740000 SH          SOLE              740000   0     0
NORTHERN DYNASTY MIN ERALS
 CAD                           COM                   66510M204  10,610  1745000 SH          SOLE             1745000   0     0
OCZ TECHNOLOGY GROUP INC
 COM                           COM                   67086E303   2,478   355000 SH          SOLE              355000   0     0
OWENS ILL INC COM STK          COM                   690768403  22,290   955000 SH          SOLE              955000   0     0
PIONEER NATURAL RESO URCES
 COM                           COM                   723787107  16,181   145000 SH          SOLE              145000   0     0
QIHOO 360 TECHNOLOGI ES CO
 LTD                           SPONSORED ADR         74734M109     245    10000 SH          SOLE               10000   0     0
QIHOO 360 TECHNOLOGI ES CO
 LTD                           OPTIONS - CALLS       99OF1XGD5   4,890   200000 SH  CALL    SOLE              200000   0     0
QIHOO 360 TECHNOLOGI ES CO
 LTD                           OPTIONS - CALLS       99OF1XGF0   1,223    50000 SH  CALL    SOLE               50000   0     0
QIHOO 360 TECHNOLOGI ES CO
 LTD                           OPTIONS - PUTS        99OF1XGM5   4,890   200000 SH  PUT     SOLE              200000   0     0
QIHOO 360 TECHNOLOGI ES CO
 LTD                           OPTIONS - PUTS        99OFPFB68   4,890   200000 SH  PUT     SOLE              200000   0     0
SIGNET JEWELERS LTD COM STK    COM                   G81276100   5,201   110000 SH          SOLE              110000   0     0
SODASTREAM INTERNATI ONAL
 LTD                           COM                   M9068E105   5,894   175000 SH          SOLE              175000   0     0
SUSQUEHANNA BANCSHAR ES INC
 PA                            COM                   869099101   1,482   150000 SH          SOLE              150000   0     0
SWIFT HOLDINGS CORP            COM                   87074U101   6,059   525000 SH          SOLE              525000   0     0
THE ST. JOE COMPANY COM STK    COM                   790148100   5,361   282000 SH          SOLE              282000   0     0
URANIUM RESOURCE               COM                   916901507   2,730  3000000 SH          SOLE             3000000   0     0
VALERO ENERGY CORP COM STK     COM                   91913Y100   7,731   300000 SH          SOLE              300000   0     0
WASTE CONNECTIONS IN C COM
 STK                           COM                   941053100  19,778   608000 SH          SOLE              608000   0     0
ZIPCAR INC                     COM                   98974X103   3,036   205000 SH          SOLE              205000   0     0
  RECORDS                                   44 TOTAL MKT VALUE 381,689